Average Annual Total Returns{- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund PRO-11 - Fidelity New Markets Income Fund	Fidelity New Markets Income Fund Return Before Taxes Past 1 year	Fidelity New Markets Income Fund Return Before Taxes Past 5 years	Fidelity New Markets Income Fund Return Before Taxes Past 10 years	Fidelity New Markets Income Fund After Taxes on Distributions Past 1 year	Fidelity New Markets Income Fund After Taxes on Distributions Past 5 years	Fidelity New Markets Income Fund After Taxes on Distributions Past 10 years	Fidelity New Markets Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity New Markets Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity New Markets Income Fund After Taxes on Distributions and Sales Past 10 years	JP045 Past 1 year	JP045 Past 5 years	JP045 Past 10 years
Total	(1.84%)	2.95%	4.54%	(3.39%)	0.98%	2.27%	(1.04%)	1.41%	2.53%	(1.51%)	4.47%	4.95%